CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS [abstract]
Disclosure of cash and cash equivalents and time deposits with maturity over three months
23.	CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS

The Group's cash and cash equivalents mainly consist of current deposits and time deposits with maturity within seven days. The bank balances are deposited with creditworthy banks.

The weighted average effective interest rate of the Group's bank deposits was 2.71% per annum for the year ended December 31, 2019 (2018: 2.83% per annum, 2017: 2.23% per annum).